Tax credit and other receivables/Other payables - Summary Of Tax Credit And Other Receivables Payables (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Major components of tax expense (income) [abstract]
VAT receivable	€ 1,857	€ 2,740
Government grants Receivable	607	1,872
Income tax credit receivable (short term)	1,027	1,073
Income tax credit receivable (long term)	4,639	6,047
Other tax receivable	130	181
Tax credit and other receivables	8,260	11,913
VAT payable	2,980	1,612
Social Security payable	2,146	307
Personal Income Tax payable	1,804	1,152
Deferred tax liabilities	2,675	3,412
Deferred tax liabilities and other payables	€ 9,605	€ 6,483